Segment Reporting (Details) - ZAR (R) R in Millions	3 Months Ended
	May 31, 2024	May 31, 2023	Feb. 29, 2024
Segment Reporting [ Line Items]
Segments	The segment information provided to the Group CEO, for the reportable segments for the three months ended May 31, 2024 and May 31, 2023 are as follows:
Contribute excess percentage	10.00%	10.00%
Singapore [Member]
Segment Reporting [ Line Items]
Non-current assets	R 174.5		R 226.2